Shareholder Report, Holdings (Details)	May 31, 2026
C000202617 | 39753024Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202617 | 39753025Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202617 | 39753051Contemporary Amperex Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202617 | 39753036China CITIC Bank Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202617 | 39753054Weichai Power Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202617 | 39753038China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202617 | 39753037China Life Insurance Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202617 | 39753060Kingboard Laminates Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202617 | 39753035Bank of Ningbo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202617 | 39753068Zhongji Innolight Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202617 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000202617 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000202617 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000202617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000202617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000202617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000202617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000202617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000202617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202617 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202617 | China
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000202617 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202616 | 39753024Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202616 | 39753025Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202616 | 39753051Contemporary Amperex Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202616 | 39753036China CITIC Bank Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202616 | 39753054Weichai Power Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202616 | 39753038China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202616 | 39753037China Life Insurance Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202616 | 39753060Kingboard Laminates Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202616 | 39753035Bank of Ningbo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202616 | 39753068Zhongji Innolight Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202616 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000202616 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000202616 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000202616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000202616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000202616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000202616 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000202616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000202616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202616 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202616 | China
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000202616 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.00%